Average Annual Total Returns - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 29, 2023
VIP International Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.02%)
Since Inception	0.86%	[1]
VIP International Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.21%)
Since Inception	0.61%	[2]
VIP International Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.13%)
Since Inception	2.08%	[3]
IXYSU
Average Annual Return:
Past 1 year	(16.00%)
Since Inception	1.28%

[1]	A From April 17, 2018
[2]	C From April 17, 2018
[3]	B From April 11, 2019